Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt
Debt consisted of the following as of June 30, 2013 and December 31, 2012 (in thousands):

	June 30, 2013	December 31, 2012
Unsecured revolving credit facility	$—	$72,000
Unsecured term loans	455,000	455,000
Unsecured senior notes	300,000	—
Fixed rate mortgages	359,284	382,456
Secured real estate term loan	—	125,500
	1,114,284	1,034,956
Net (discount) premium	(80)	2,403
Total	$1,114,204	$1,037,359

Debt consisted of the following as of December 31, 2012 and 2011 (in thousands):

	December 31,
	2012	2011
Unsecured revolving credit facility	$72,000	$—
Unsecured term loans	455,000	—
Fixed rate mortgages	382,456	461,248
Variable rate mortgages	—	49,810
Secured real estate term loan	125,500	125,500
	1,034,956	636,558
Net premium	2,403	2,591
Total	$1,037,359	$639,149

Schedule of maturities of long-term debt
As of June 30, 2013, the principal payments due on our debt for the six months ending December 31, 2013 and each of the next four years ending December 31 and thereafter is as follows (in thousands):

Year	Amount
2013	$8,235
2014	6,392
2015	72,625
2016	404,696
2017	99,963
Thereafter	522,373
Total	$1,114,284

As of December 31, 2012, the principal payments due on our debt for each of the next five years and thereafter is as follows (in thousands):

Year	Amount
2013	$156,906
2014	6,392
2015	72,625
2016	476,696
2017	99,963
Thereafter	222,374
Total	$1,034,956